Vanguard Mega Cap Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.8%)
Air Products & Chemicals Inc.	54,748	12,939
DuPont de Nemours Inc.	185,016	11,991
Dow Inc.	184,766	9,861
PPG Industries Inc.	58,657	7,557
LyondellBasell Industries NV Class A	62,561	5,789
International Paper Co.	49,041	2,273
		50,410
Consumer Goods (11.2%)
Procter & Gamble Co.	621,530	75,864
Coca-Cola Co.	955,865	51,043
PepsiCo Inc.	347,243	47,166
Philip Morris International Inc.	386,372	32,042
Altria Group Inc.	464,012	23,061
Mondelez International Inc. Class A	358,219	18,821
Kimberly-Clark Corp.	85,482	11,655
General Motors Co.	318,956	11,482
Ford Motor Co.	971,739	8,804
General Mills Inc.	149,695	7,982
VF Corp.	79,108	7,004
Archer-Daniels-Midland Co.	138,560	5,948
Corteva Inc.	185,509	4,827
Kraft Heinz Co.	151,339	4,616
Kellogg Co.	63,382	4,128
Tyson Foods Inc. Class A	36,594	3,289
Aptiv plc	31,913	2,996
		320,728
Consumer Services (7.9%)
Walt Disney Co.	447,415	67,819
Walmart Inc.	354,489	42,216
CVS Health Corp.	322,926	24,307
Target Corp.	127,134	15,893
Walgreens Boots Alliance Inc.	190,750	11,369
Sysco Corp.	121,118	9,756
Delta Air Lines Inc.	145,207	8,322
eBay Inc.	197,801	7,026
Southwest Airlines Co.	120,194	6,928
McKesson Corp.	45,934	6,644
Las Vegas Sands Corp.	95,364	5,984
Kroger Co.	197,940	5,412
Carnival Corp.	97,964	4,416
Fox Corp. Class A	87,743	3,138
* United Airlines Holdings Inc.	27,175	2,522
CBS Corp. Class B	41,047	1,657
Fox Corp. Class B	39,812	1,392
CBS Corp. Class A	710	31
		224,832
Financials (23.3%)
* Berkshire Hathaway Inc. Class B	483,896	106,602

JPMorgan Chase & Co.	754,415	99,402
Bank of America Corp.	2,080,484	69,322
Wells Fargo & Co.	984,916	53,638
Citigroup Inc.	560,987	42,141
US Bancorp	352,332	21,150
Goldman Sachs Group Inc.	84,833	18,778
American Express Co.	154,559	18,566
CME Group Inc.	88,929	18,029
PNC Financial Services Group Inc.	99,562	15,254
Morgan Stanley	308,120	15,246
Chubb Ltd.	96,145	14,564
BlackRock Inc.	26,864	13,295
Capital One Financial Corp.	116,769	11,678
American International Group Inc.	216,024	11,376
Progressive Corp.	145,158	10,604
BB&T Corp.	190,324	10,414
Bank of New York Mellon Corp.	210,825	10,324
Aflac Inc.	183,955	10,088
Prudential Financial Inc.	99,981	9,360
MetLife Inc.	174,293	8,699
Allstate Corp.	77,574	8,638
Travelers Cos. Inc.	61,527	8,412
Equity Residential	92,006	7,830
SunTrust Banks Inc.	110,218	7,808
Discover Financial Services	79,015	6,706
State Street Corp.	87,745	6,590
Synchrony Financial	156,841	5,867
Fifth Third Bancorp	180,986	5,464
Northern Trust Corp.	50,615	5,428
Welltower Inc.	50,190	4,244
Weyerhaeuser Co.	92,641	2,734
Ventas Inc.	46,164	2,692
Ameriprise Financial Inc.	16,359	2,681
* Berkshire Hathaway Inc. Class A	1	330
		663,954
Health Care (19.9%)
Johnson & Johnson	655,482	90,122
UnitedHealth Group Inc.	235,346	65,866
Merck & Co. Inc.	635,901	55,438
Pfizer Inc.	1,373,761	52,917
Abbott Laboratories	438,927	37,506
Medtronic plc	333,039	37,097
Amgen Inc.	148,914	34,953
AbbVie Inc.	367,160	32,211
Eli Lilly & Co.	215,803	25,325
Gilead Sciences Inc.	314,520	21,148
Cigna Corp.	93,800	18,753
Anthem Inc.	63,539	18,341
Bristol-Myers Squibb Co.	290,181	16,523
Allergan plc	77,421	14,318
* Biogen Inc.	45,788	13,728
Humana Inc.	33,521	11,438
HCA Healthcare Inc.	67,769	9,397
Zimmer Biomet Holdings Inc.	50,994	7,409
Baxter International Inc.	63,250	5,185
		567,675

Industrials (10.9%)
Honeywell International Inc.	178,715	31,910
United Technologies Corp.	214,250	31,782
General Electric Co.	2,167,337	24,426
3M Co.	142,939	24,267
Caterpillar Inc.	139,704	20,219
CSX Corp.	188,156	13,461
Northrop Grumman Corp.	37,805	13,299
Deere & Co.	78,692	13,224
Norfolk Southern Corp.	65,381	12,651
Waste Management Inc.	105,454	11,907
^ Danaher Corp.	80,230	11,712
Emerson Electric Co.	152,783	11,285
General Dynamics Corp.	60,971	11,081
Eaton Corp. plc	104,169	9,636
FedEx Corp.	58,406	9,348
Johnson Controls International plc	197,929	8,477
Ingersoll-Rand plc	59,944	7,859
TE Connectivity Ltd.	83,341	7,726
Raytheon Co.	34,562	7,514
Cummins Inc.	39,245	7,176
PACCAR Inc.	86,125	7,008
Parker-Hannifin Corp.	31,865	6,334
Stanley Black & Decker Inc.	37,630	5,936
Republic Services Inc. Class A	51,665	4,580
		312,818
Oil & Gas (7.3%)
Exxon Mobil Corp.	1,050,714	71,585
Chevron Corp.	471,441	55,220
ConocoPhillips	275,861	16,535
Phillips 66	111,345	12,774
Marathon Petroleum Corp.	163,506	9,915
Valero Energy Corp.	103,028	9,838
Kinder Morgan Inc.	478,199	9,377
Occidental Petroleum Corp.	222,297	8,574
Williams Cos. Inc.	300,949	6,838
Schlumberger Ltd.	171,942	6,224
Halliburton Co.	97,169	2,040
		208,920
Technology (7.8%)
Intel Corp.	1,100,215	63,868
Cisco Systems Inc.	1,063,113	48,170
Oracle Corp.	538,476	30,230
International Business Machines Corp.	220,029	29,583
QUALCOMM Inc.	301,929	25,226
Cognizant Technology Solutions Corp. Class A	136,984	8,782
HP Inc.	374,139	7,513
Corning Inc.	194,329	5,643
Hewlett Packard Enterprise Co.	163,113	2,582
* Dell Technologies Inc.	38,842	1,883
		223,480
Telecommunications (4.6%)
AT&T Inc.	1,814,691	67,833
Verizon Communications Inc.	1,027,139	61,875
* Sprint Corp.	153,837	911
		130,619

Utilities (5.1%)
NextEra Energy Inc.	121,306	28,364
Dominion Energy Inc.	204,202	16,971
Southern Co.	268,218	16,627
Duke Energy Corp.	180,935	15,953
American Electric Power Co. Inc.	122,723	11,211
Exelon Corp.	240,733	10,688
Sempra Energy	68,176	10,040
Xcel Energy Inc.	128,159	7,880
Public Service Enterprise Group Inc.	125,409	7,438
Consolidated Edison Inc.	82,436	7,163
PPL Corp.	179,420	6,106
Edison International	87,926	6,076
144,517
Total Common Stocks (Cost $2,255,894)	2,847,953
Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
2,3 Vanguard Market Liquidity Fund	1.841%	2,650	265
Maturity
Date
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.531%	2/13/20	450	448
Total Temporary Cash Investments (Cost $714)	713
Total Investments (99.8%) (Cost $2,256,608)	2,848,666
Other Assets and Liabilities-Net[3] (0.2%)	4,798
Net Assets (100%)	2,853,464
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $254,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Collateral of $261,000 was received for securities on loan.
4 Securities with a value of $168,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
Number of	Unrealized
Long (Short)	Notional	Appreciation
Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	26	4,087	70

Mega Cap Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mega Cap Value Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,847,953	—	—
Temporary Cash Investments	265	448	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	2,848,205	448	—
1 Represents variation margin on the last day of the reporting period.